CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ 41,288	$ 5,402	$ (7,253)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,061	2,090	1,688
Goodwill impairment	139	0	0
Gain from sale of investment	(186)	0	0
Bad debt expense	864	272	260
Deferred income taxes	(292)	(651)	(35)
Loss on disposal of property and equipment	0	71	0
Equity loss (income) from investment in affiliates	983	790	(91)
Stock-based compensation	350	0	0
Revaluation and related costs reimbursed to related party	0	0	8,139
Changes in assets and liabilities:
Accounts receivable, net	(23,280)	11,395	669
Receivable from related party	2,200	(2,200)	0
Prepaid expenses and other current assets	1,442	(13,562)	1,366
Other assets	(112)	485	(89)
Accounts payable	2,321	(2,548)	(30)
Accrued expenses and other current liabilities	9,400	(5,521)	(7,055)
Vat Payable	(4,793)	3,999	(4,734)
Income taxes payable	5,745	405	(1,799)
Operating lease accounts, net	(1,919)	19	(102)
Other liabilities	17,172	23,786	(26)
Net cash provided by (used in) operating activities	53,383	24,232	(9,092)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,434)	(2,197)	(1,884)
Purchase of company in Sweden	(150)	0	0
Capitalization of software costs	(1,040)	(603)	0
Proceeds from sale of property and equipment	79	67	0
Proceeds from sale of investment	200	0	0
Investments	(68)	(150)	(1,800)
Deposits at (withdraws from) insurance companies	(4)	(226)	151
Repayments from an affiliate	0	0	180
Net cash used in investing activities	(2,417)	(3,109)	(3,353)
CASH FLOW FROM FINANCING ACTIVITIES:
Borrowings (repayments) under lines of credit, net	(7,230)	(13,091)	8,076
Repayments of convertible notes payable to a related party	(8)	0	(29,572)
Proceeds from a related party	0	0	1,000
Repayments of loan payable to a related party	0	(1,538)	(368)
Repayment of loan payable	0	(1,121)	(1,120)
Proceeds from sale of a subsidiary's preferred shares	0	0	80,000
Transaction costs	0	0	(6,054)
Decrease in bank overdrafts	0	(738)	(107)
Net cash provided by (used in) financing activities	(7,238)	(16,488)	51,855
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,350)	1,594	(482)
INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	42,378	6,229	38,928
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF YEAR	61,074	54,845	15,917
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF YEAR	103,452	61,074	54,845
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock issuance as reduction against convertible notes payable to related party	0	800	6,698
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for: Interest	152	613	1,963
Cash paid during the year for: Income taxes	$ 2,175	$ 1,329	$ 3,129